Leasing	12 Months Ended
Dec. 31, 2018
Leasing
Leasing

Note 8. Leasing

All SEK’s leasing transactions, where SEK is the lessor, are classified as financial leases. When making such classification all aspects regarding the leasing contract, including third party guarantees, are taken into account. A reconciliation between the gross investment in the leases and the present value of minimum lease payments receivable at the end of the reporting period can be found below. Future lease payments receivable will mature in the following periods.

	December 31, 2018		December 31, 2017
		Present value of		Present value of
	Gross	minimum lease	Gross	minimum lease
Skr mn	investment	payments	investment	payments
No later than one year	117	113	124	107
Later than one year and no later than five years	182	156	246	226
Later than five years	8	5	—	—
Total	307	274	370	333
Unearned finance income	—	33	—	37
Unguaranteed residual value	—	—	—	—

The leases are included in the line item “Loans to the public” in the Statement of Financial Position.